Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Schedule of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At December 31, 2024			At December 31, 2023
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Foreign currency derivatives	756,316	1,596	(14,699)	595,819	6,371	(897)
Interest rate risk
Interest rate swaps	82,631	115	(439)	133,962	4,739	—
Total derivatives instruments - Notional / Assets / (Liabilities)	838,947	1,711	(15,138)	729,781	11,110	(897)

Schedule of Notional Amount of Foreign Exchange	The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

	For the years ended December 31,
(€ thousands)	2024	2023
USD	278,068	206,232
CNY	255,447	201,153
GBP	53,991	54,282
JPY	42,435	34,749
HKD	34,825	31,735
Other	91,550	67,668
Total notional amount	756,316	595,819

Schedule of Interest Rate Swap (IRS) Agreements
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(€ thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2024	2023	2024	2023
IRS 1	6/30/2027	2.10%	50,000	—	49	—
IRS 2	6/14/2027	2.77%	30,000	—	(439)	—
IRS 3	9/30/2027	0.22%	2,035	2,775	57	128
IRS 4	12/31/2025	(0.15%)	596	1,187	9	41
IRS 5	4/15/2024	(0.24%)	—	80,000	—	2,190
IRS 6	12/20/2024	0.01%	—	50,000	—	2,380
Total			82,631	133,962	(324)	4,739